Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: March 31, 2005
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 4/19/2005





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
68
Form 13F Information Table Value Total:
267,872
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting  Authority
                                                       Prn Amt            Call  Discretion  Managers


Allied Waste            ComPar$.01 019589308   6,197    847,700      SH          DEFINED             847,700
Assurant                Com        04621X108   2,603     77,237      SH          DEFINED              77,237
Atlas America           Com        049167109     362     10,000      SH          SOLE                 10,000
Baker Michael Corp      Com        057149106   7,583    343,887      SH          DEFINED             343,887
Berkley, WR             Com        084423102   1,225     24,700      SH          SOLE                 24,700
Brush Engineered        Com        117421107   4,227    222,150      SH          DEFINED             222,150
Burlington Res Inc.     Com        122014103   2,219     44,315      SH          DEFINED              44,315
Celadon Group           Com        150838100     643     34,650      SH          DEFINED              34,650
Chesapeake Utilities    Com        165303108     192      7,230      SH          SOLE                  7,230
CIT Group               Com        125581108   2,328     61,269      SH          DEFINED              61,269
Columbia Bankcorp       Com        197227101     194      6,100      SH          SOLE                  6,100
EOG Res Inc.            Com        26875P101   3,527     72,356      SH          DEFINED              72,356
Emcor Group             Com        29084Q100   5,351    114,294      SH          DEFINED             114,294
Emerson Elec Co.        Com        291011104   2,231     34,362      SH          DEFINED              34,362
Energen Corp.           Com        29265N108   5,556     83,420      SH          DEFINED              83,420
Energy Partners         Com        29270U105   1,298     50,000      SH          SOLE                 50,000
FTI Consulting          Com        302941109   7,017    339,950      SH          DEFINED             339,950
First Potomac           Com        33610F109     560     24,500      SH          DEFINED              24,500
Gladstone Coml          Com        376536108     470     28,600      SH          SOLE                 28,600
Graftech Int            Com        384313102   3,556    625,000      SH          DEFINED             625,000
Griffon Corp.           Com        398433102   1,167     54,530      SH          DEFINED              54,530
Imation Corp.           Com        45245A107   3,224     92,770      SH          DEFINED              92,770
John Hancock Bk      SHBENINT      409735107   1,920    198,325      SH          DEFINED             198,325
KMG America Corp.       Com        482563103   5,870    602,075      SH          DEFINED             602,075
Nabi Biopharmac         Com        629519109   4,526    362,662      SH          DEFINED             362,662
NiSource Inc.           Com        65473P105     727     31,906      SH          DEFINED              31,906
OceanFirst              Com        675234108     296     12,874      SH          SOLE                 12,874
PartnerRe Holdings      Com        G6852T105   6,251     96,761      SH          DEFINED              96,761
PFF Bancorp             Com        69331W104   1,508     54,627      SH          SOLE                 54,627
PPL Corporation         Com        69351T106   7,628    141,293      SH          DEFINED             141,293
Pentair                 Com        709631105     780     20,000      SH          SOLE                 20,000
Provident Bankshares    Com        743859100     863     26,190      SH          SOLE                 26,190
Radyne Comstream        Com        750611402   5,611    686,774      SH          DEFINED             686,774
Rush Enterprises        CLA        781846209     966     61,579      SH          DEFINED              61,579
SCS Transn              Com        81111T102     524     28,200      SH          SOLE                 28,200
SunTrust Bks            Com        867914103   3,233     44,862      SH          DEFINED              44,862
Suncor Energy           Com        867229106   7,982    198,500      SH          DEFINED             198,500
Tredegar Corp.          Com        894650100     229     13,600      SH          SOLE                 13,600
US Homes Systems        Com        90335C100   1,848    355,300      SH          DEFINED             355,300
USI Hldgs               Com        90333H101   8,019    680,752      SH          DEFINED             680,752
United America          CLA        90933T109   7,654    406,272      SH          DEFINED             406,272
Urstadt Biddle Pptys    CLA        917286205     419     27,500      SH          SOLE                 27,500
Wabash Natl             Com        929566107   9,277    380,200      SH          DEFINED             380,200
Washington Mutual       Com        939322103   2,787     70,550      SH          DEFINED              70,550
Waste Industries        Com        941057101   3,187    229,250      SH          DEFINED             229,250
Advanced Energy    Note 5.25 11/1  007973AA8     750    765,000      PRN         SOLE                765,000
Akamai Tech        Note 5.5  7/0   00971TAC5   9,699  9,598,000      PRN         DEFINED           9,598,000
Allied Waste Inds  SDCV 4.25 4/1   019589AD2   1,791  2,134,000      PRN         DEFINED           2,134,000
Amkor Tech         Note 5.75 6/0   031652AN0   8,206  8,625,000      PRN         DEFINED           8,625,000
Aspen Tech         SDCV 5.25 6/1   045327AB9   3,029  3,028,000      PRN         DEFINED           3,028,000
Atmel Corp.        SDCV      5/2   049513AE4   4,408  9,510,000      PRN         DEFINED           9,510,000
BEA Systems        Note 4.0 12/1   073325AD4     986  1,000,000      PRN         DEFINED           1,000,000
Bisys Group        Note 4.0  3/1   055472AB0  12,768 12,887,000      PRN         DEFINED          12,887,000
Brocade Commun     Note 2.0  1/0   111621AB4   5,800  6,090,000      PRN         DEFINED           6,090,000
Brooks Auto        Note 4.75 6/0   11434AAB6  13,397 13,767,000      PRN         DEFINED          13,767,000
Ciena Corp.        Note 3.75 2/0   171779AA9   8,014  9,349,000      PRN         DEFINED           9,349,000
Curagen Corp       SDCV 6.0  2/0   23126RAC5   9,719 10,020,000      PRN         DEFINED          10,020,000
E Trade Group      Note 6.0  2/0   269246AB0   6,366  6,252,000      PRN         DEFINED           6,252,000
Emulex Corp.       Note 0.25 12/1  292475AD2   2,775  2,994,000      PRN         DEFINED           2,994,000
Human Genome       Note 5.0  2/0   444903AF5   5,482  5,589,000      PRN         DEFINED           5,589,000
Human Genome       Note 3.75 3/1   444903AH1   1,067  1,110,000      PRN         DEFINED           1,110,000
Mercury Interact   Note 4.75 7/0   589405AB5   8,527  8,581,000      PRN         DEFINED           8,581,000
Nektar Ther        Note 5.0  2/0   457191AF1     507    510,000      PRN         DEFINED             510,000
Nektar Ther        Note 3.5 10/1   457191AH7   4,005  4,280,000      PRN         DEFINED           4,280,000
Photronics         Note 4.75 12/1  719405AC6   2,631  2,634,000      PRN         DEFINED           2,634,000
Quanta Svcs        Note 4.0  7/0   74762EAA0  12,589 13,253,000      PRN         DEFINED          13,253,000
Sanmina Corp       SDCV      9/1   800907AD9     566  1,044,000      PRN         DEFINED           1,044,000
Wind River System  Note 3.75 12/1  973149AE7     955    965,000      PRN         DEFINED             965,000
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